Auditor's remuneration (Tables)	12 Months Ended
Dec. 31, 2023
Aegon Ltd. [member]
Statement [LineItems]
Summary of Accountants Remuneration

	Total remuneration of the group		Of which PricewaterhouseCoopers Accountants N.V. (NL)

	2023	2022	2023	2022

Audit fees	33	35	4	10

Audit-related service fees	11	10	-	1

Tax	-	1	-	-

Other services	-	-	-	-

Total	44	45	4	12